Restructuring Charges - Summary of Restructuring Charges and Related Reserves (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charge			$ 1,302
Cash payments		$ (533)	(769)
Balance of provision			533
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 1,272		1,272
Cash payments		(512)	(760)
Balance of provision			512
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 30		30
Cash payments		$ (21)	(9)
Balance of provision			$ 21